Note 14 - Regulatory Matters (Details Textual)	Dec. 31, 2021
Capital Required for Capital Adequacy to Risk Weighted Assets	0.08
Banking Regulation, Capital Conservation Buffer, Capital Conserved, Minimum	2.5